Debt obligations (Tables)	12 Months Ended
Dec. 31, 2013
Debt obligations
Schedule of debt obligations

	2013		2012
	Amount	Fair Value	Amount	Fair Value
Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	$325,000	$351,205	$325,000	$338,000

Tack-on Senior Secured Notes at annual fixed rate of 9.5%, due in 2017	35,000	37,822	35,000	36,400

	$360,000	$389,027	$360,000	$374,400